Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Balance at the beginning	€ 48	€ 541	€ 568
Increases	41	(493)	(27)
Decreases	(7)
Balance at the end	182	48	541
Gross
Intangible assets
Balance at the beginning	3,947	3,926	3,732
Increases	153	21	194
Decreases	(7)
Balance at the end	4,094	3,947	3,926
Amortization and impairment
Intangible assets
Balance at the beginning	(3,899)	(3,384)	(3,164)
Increases	(112)	(514)	(221)
Balance at the end	(3,911)	(3,899)	(3,384)
Library of compounds | Gross
Intangible assets
Balance at the beginning	2,142	2,142	2,142
Balance at the end	2,142	2,142	2,142
Library of compounds | Amortization and impairment
Intangible assets
Balance at the beginning	(2,141)	(1,816)	(1,651)
Increases		(325)	(165)
Balance at the end	(2,141)	(2,141)	(1,816)
Software licenses | Gross
Intangible assets
Balance at the beginning	1,806	1,784	1,590
Increases		21	194
Decreases	(7)
Balance at the end	1,798	1,806	1,784
Software licenses | Amortization and impairment
Intangible assets
Balance at the beginning	(1,757)	(1,568)	(1,512)
Increases	(112)	(189)	(56)
Balance at the end	(1,770)	€ (1,757)	€ (1,568)
Intangible assets in progress
Intangible assets
Intangible assets acquired	200
Intangible assets in progress | Gross
Intangible assets
Increases	153
Balance at the end	€ 153